Segments - Non-current assets by country (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-current assets	$ 63,686	$ 67,038
Norway
Disclosure of geographical areas [line items]
Non-current assets	30,017	32,977
USA
Disclosure of geographical areas [line items]
Non-current assets	15,638	12,587
Brazil
Disclosure of geographical areas [line items]
Non-current assets	11,487	10,871
UK
Disclosure of geographical areas [line items]
Non-current assets	1,641	5,535
Canada
Disclosure of geographical areas [line items]
Non-current assets	1,019	1,157
Angola
Disclosure of geographical areas [line items]
Non-current assets	1,159	1,103
Denmark
Disclosure of geographical areas [line items]
Non-current assets	770	973
Argentina
Disclosure of geographical areas [line items]
Non-current assets	822	648
Algeria
Disclosure of geographical areas [line items]
Non-current assets	348	474
Poland
Disclosure of geographical areas [line items]
Non-current assets	644	447
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 141	$ 265